LVIP AllianceBernstein Large Cap Growth Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–98.80%
Aerospace & Defense–1.31%
General Electric Co.	68,340	$19,392,842
		19,392,842
Automobiles–0.67%
Ferrari NV	29,430	9,960,584
		9,960,584
Beverages–2.67%
†Celsius Holdings, Inc.	288,956	10,252,159
†Monster Beverage Corp.	402,569	29,170,150
		39,422,309
Biotechnology–2.07%
†Argenx SE ADR	6,040	4,410,710
†Genmab AS ADR	163,812	4,395,076
†Vertex Pharmaceuticals, Inc.	48,761	21,773,737
		30,579,523
Broadline Retail–7.20%
†Amazon.com, Inc.	510,958	106,417,223
		106,417,223
Building Products–0.22%
†Trex Co., Inc.	90,225	3,285,995
		3,285,995
Capital Markets–0.92%
Cboe Global Markets, Inc.	48,640	13,671,245
		13,671,245
Chemicals–1.07%
Sherwin-Williams Co.	49,200	15,771,060
		15,771,060
Communications Equipment–0.55%
Motorola Solutions, Inc.	18,608	8,075,314
		8,075,314
Consumer Staples Distribution & Retail–2.13%
Costco Wholesale Corp.	31,677	31,563,913
		31,563,913
Diversified Telecommunication Services–0.00%
†=πMagic Leap, Inc. Class A	4,690	0
		0
Entertainment–3.42%
†Netflix, Inc.	526,170	50,591,245
		50,591,245
Financial Services–4.46%
†Toast, Inc. Class A	305,620	8,101,986
Visa, Inc. Class A	191,100	57,758,064
		65,860,050
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Ground Transportation–0.81%
†Saia, Inc.	33,935	$11,920,687
		11,920,687
Health Care Equipment & Supplies–3.56%
Abbott Laboratories	37,490	3,849,098
†Dexcom, Inc.	146,590	9,205,852
†Intuitive Surgical, Inc.	51,853	23,903,714
Stryker Corp.	47,757	15,692,473
		52,651,137
Health Care Providers & Services–1.92%
McKesson Corp.	23,760	20,560,954
UnitedHealth Group, Inc.	28,789	7,790,015
		28,350,969
Health Care Technology–1.18%
†Veeva Systems, Inc. Class A	99,108	17,409,311
		17,409,311
Hotels, Restaurants & Leisure–1.83%
†Cava Group, Inc.	117,780	9,528,402
†Chipotle Mexican Grill, Inc.	291,447	9,329,218
Texas Roadhouse, Inc.	50,090	8,271,863
		27,129,483
Household Durables–0.50%
Garmin Ltd.	31,630	7,338,476
		7,338,476
Insurance–0.71%
Progressive Corp.	52,670	10,441,301
		10,441,301
Interactive Media & Services–13.65%
Alphabet, Inc. Class C	410,015	117,616,903
Meta Platforms, Inc. Class A	129,947	74,346,577
†Reddit, Inc. Class A	72,665	9,784,342
		201,747,822
IT Services–1.01%
†Shopify, Inc. Class A	126,410	14,994,754
		14,994,754
Life Sciences Tools & Services–1.33%
†Mettler-Toledo International, Inc.	9,970	12,574,164
†Waters Corp.	23,724	7,065,007
		19,639,171
Machinery–0.38%
ITT, Inc.	29,511	5,622,731
		5,622,731
LVIP AllianceBernstein Large Cap Growth Fund–1

LVIP AllianceBernstein Large Cap Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Metals & Mining–0.02%
†=πCelonis SE	2,137	$256,568
		256,568
Pharmaceuticals–2.92%
Eli Lilly & Co.	46,972	43,203,436
		43,203,436
Professional Services–1.89%
Broadridge Financial Solutions, Inc.	46,260	7,516,325
Verisk Analytics, Inc.	107,675	20,431,331
		27,947,656
Semiconductors & Semiconductor Equipment–21.65%
Applied Materials, Inc.	33,744	11,533,362
ASML Holding NV	12,069	15,941,097
†Astera Labs, Inc.	41,803	4,581,609
Broadcom, Inc.	256,360	79,345,984
KLA Corp.	1,950	2,871,199
NVIDIA Corp.	839,667	146,437,925
QUALCOMM, Inc.	64,102	8,255,056
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	95,710	32,345,194
Texas Instruments, Inc.	96,674	18,768,290
		320,079,716
Software–10.19%
†AppLovin Corp. Class A	30,378	12,090,444
†Cadence Design Systems, Inc.	66,178	18,388,881
†=πEpic Games, Inc.	6,539	3,299,710
†Manhattan Associates, Inc.	48,894	6,508,769
Microsoft Corp.	275,041	101,811,927
†Procore Technologies, Inc.	150,270	8,565,390
		150,665,121
Specialty Retail–3.73%
Home Depot, Inc.	75,189	24,728,910
TJX Cos., Inc.	152,950	24,426,115
Tractor Supply Co.	132,659	6,009,453
		55,164,478
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–4.03%
Apple, Inc.	234,559	$59,528,729
		59,528,729
Textiles, Apparel & Luxury Goods–0.16%
†On Holding AG Class A	68,686	2,336,698
		2,336,698
Trading Companies & Distributors–0.64%
United Rentals, Inc.	13,024	9,488,765
		9,488,765
Total Common Stock (Cost $804,355,671)		1,460,508,312
CONVERTIBLE PREFERRED STOCKS–0.84%
†=πCelonis SE Series D	6,459	775,468
†=πFormagrid, Inc. Series F	10,238	373,687
†=πNuro, Inc. Series C	189,324	2,858,792
†=πNuro, Inc. Series D	41,493	634,428
†=πRappi, Inc. Series E	36,866	655,109
†=πRedwood Materials, Inc. Series C	40,061	1,885,671
†=πRedwood Materials, Inc. Series D	41,085	1,933,871
†=πSila Nanotechnologies, Inc. Series F	35,141	381,631
†=πWaymo LLC Series A-2	17,257	2,911,774
Total Convertible Preferred Stocks (Cost $16,620,960)		12,410,431

MONEY MARKET FUND–0.49%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	7,169,318	7,169,318
Total Money Market Fund (Cost $7,169,318)		7,169,318

TOTAL INVESTMENTS–100.13% (Cost $828,145,949)	1,480,088,061
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.13%)	(1,859,112)
NET ASSETS APPLICABLE TO 34,273,034 SHARES OUTSTANDING–100.00%	$1,478,228,949

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2026, the aggregate value of restricted securities was $15,966,709, which represented 1.08% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP AllianceBernstein Large Cap Growth Fund–2

LVIP AllianceBernstein Large Cap Growth Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Celonis SE	6/17/2021	$790,241	$256,568
Celonis SE Series D	6/17/2021	2,388,489	775,468
Epic Games, Inc.	6/18/2020	4,238,405	3,299,710
Formagrid, Inc. Series F	12/8/2021	1,917,419	373,687
Magic Leap, Inc. Class A	9/20/2021	2,280,092	0
Nuro, Inc. Series C	10/30/2020	2,471,549	2,858,792
Nuro, Inc. Series D	10/29/2021	864,951	634,428
Rappi, Inc. Series E	9/8/2020	2,202,598	655,109
Redwood Materials, Inc. Series C	5/28/2021	1,899,030	1,885,671
Redwood Materials, Inc. Series D	3/6/2023	1,944,746	1,933,871
Sila Nanotechnologies, Inc. Series F	1/7/2021	1,450,368	381,631
Waymo LLC Series A-2	5/8/2020	1,481,810	2,911,774
Total		$23,929,698	$15,966,709

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
LVIP AllianceBernstein Large Cap Growth Fund–3